Loans Payable - Schedule of Loans Payable (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Less: current portion	$ (6,429)	$ (8,476)	$ (8,262)
Non-current portion	17,481	17,481	25,958
Automobile Loans [Member]
Loan Payable	$ 23,910	$ 25,957	$ 34,220